Note 17 - Segment and Related Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Total Revenues	Less: Intersegment Revenues	Revenues from unaffiliated customers	Depreciation and amortization	Operating income (loss)	Capital expenditures	Total assets
2014
Canada	$661,721	$(305)	$661,416	$91,893	$106,580	$218,620	$1,024,990
Australia	213,279	--	213,279	62,924	(155,851)	24,907	669,789
United States	123,328	(55,132)	68,196	20,281	(86,959)	10,901	135,681
Corporate, stand-alone adjustments and eliminations	(55,437)	55,437	--	(128)	(6,661)	(3,270)	(1,299)
Total	$942,891	$--	$942,891	$174,970	$(142,891)	$251,158	$1,829,161

2013
Canada	$714,136	$(3,598)	$710,538	$85,180	$190,470	$155,556	$993,729
Australia	255,457	--	255,457	64,691	75,197	75,935	894,227
United States	91,311	(16,202)	75,109	17,488	(3,320)	61,989	234,049
Corporate, stand-alone adjustments and eliminations	(19,800)	19,800	--	(146)	(2,891)	(1,786)	1,232
Total	$1,041,104	$--	$1,041,104	$167,213	$259,456	$291,694	$2,123,237

2012
Canada	$733,894	$(16,734)	$717,160	$71,203	$226,403	$106,835	$954,295
Australia	276,249	(35)	276,214	55,443	99,213	145,766	992,665
United States	115,611	(110)	115,501	12,402	31,358	63,184	178,229
Corporate, stand-alone adjustments and eliminations	(16,879)	16,879	--	(1)	(4,045)	(1,738)	7,736
Total	$1,108,875	$--	$1,108,875	$139,047	$352,929	$314,047	$2,132,925

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Canada	Australia	U.S. and Other	Total
2014
Revenues from unaffiliated customers	$661,416	$213,279	$68,196	$942,891
Long-lived assets	746,983	519,777	96,120	1,362,880

2013
Revenues from unaffiliated customers	$710,538	$255,457	$75,109	$1,041,104
Long-lived assets	664,466	810,645	198,594	1,673,705

2012
Revenues from unaffiliated customers	$717,160	$276,214	$115,501	$1,108,875
Long-lived assets	634,616	932,155	158,729	1,725,500